Leases - Information related to Right of use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	$ 4,119	$ 4,011
Additions including remeasurements and cancellations	427	1,326
Depreciation and impairment	(1,265)	(1,257)
Currency and other	(50)	40
Right of use Assets	3,231	4,119
Drilling Rigs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	1,004	951
Additions including remeasurements and cancellations	14	380
Depreciation and impairment	(316)	(349)
Currency and other	(26)	23
Right of use Assets	675	1,004
Vessels [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	1,606	1,320
Additions including remeasurements and cancellations	300	853
Depreciation and impairment	(617)	(571)
Currency and other	(8)	4
Right of use Assets	1,280	1,606
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	1,215	1,365
Additions including remeasurements and cancellations	28	18
Depreciation and impairment	(176)	(179)
Currency and other	(12)	11
Right of use Assets	1,055	1,215
Storage facilities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	133	156
Additions including remeasurements and cancellations	8	45
Depreciation and impairment	(72)	(68)
Currency and other	0	0
Right of use Assets	68	133
Other [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	161	219
Additions including remeasurements and cancellations	78	30
Depreciation and impairment	(82)	(90)
Currency and other	(5)	2
Right of use Assets	152	161
Assets under development [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and impairment	$ (320)	$ (359)